LAND USE RIGHT, NET	12 Months Ended
Dec. 31, 2025
Land Use Right Net
LAND USE RIGHT, NET

11.	LAND USE RIGHT, NET

In 2020, the Group obtained a land use right in Foshan from the local authorities. Amortization of the land use right is made over the remaining term of the land use right period from the date when the land was made available for use by the Group. The land use right is summarized as follows:

	As of December 31,
	2024	2025
	RMB	RMB
Land use right	63,618	63,618
Less: accumulated amortization	(5,714)	(6,987)
Land use right, net	57,904	56,631

The Group had recorded amortization expense of RMB1,272, RMB1,273 and RMB1,273 for the years ended December 31, 2023, 2024, and 2025, respectively.

In addition, the Group also pledged its land use right for the Group’s long-term borrowings (See Note 12).

The estimated future amortization expense for land use rights is as follows:

Years ending December 31,	RMB
2026	1,273
2027	1,273
2028	1,273
2029	1,273
2030	1,273
Thereafter	50,266
56,631